Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditor's remuneration
Fees payable for the audit of NatWest Group's annual accounts	£ 5.3	£ 5.1	£ 4.9
Fees payable for the audit of NatWest Group plc's subsidiaries	34.8	32.5	32.3
Fees payable for audit-related assurance services	4.7	4.2	4.5
Total audit and audit-related assurance services fees	44.8	41.8	41.7
Other assurance services	1.0	1.0	0.7
Corporate finance services	0.9	3.1	0.7
Total other services	1.9	4.1	£ 1.4
Audit fees billed during the period	16.0
Fees for review of interim financial information	1.5	1.4
Fees for reports to the regulatory	3.2	2.8
Fees for work performed as reporting accountants on debt and equity issuances	£ 0.9	£ 3.1